Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2017
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits

	2017	2016
Slotting fees	$3,792	$146,918
Insurance premiums	52,561	84,338
Rental deposits and other	99,362	185,390
	$155,715	$416,646
Attributable to discontinued operations	$26,195	$51,195
Attributable to continuing operations	$129,520	$365,451